ACCOUNTING FOR WARRANT LIABILITY - Schedule of warrant liabilities are measured at fair value on a recurring basis (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Warrant Liabilities:
Public Warrants	$ 14,317,000	$ 12,851,000
Private Placement Warrants	9,848,000	8,668,000
Warrant liability	24,165,000	21,519,000
Level 1
Warrant Liabilities:
Public Warrants	14,317,000
Warrant liability	14,317,000
Level 3
Warrant Liabilities:
Public Warrants		12,851,000
Private Placement Warrants	9,848,000	8,668,000
Warrant liability	$ 24,165,000	$ 21,519,000